FINANCIAL INSTRUMENTS Fair Value of Derivatives Outstanding (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013		Aug. 31, 2012		Aug. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 24		$ 120
Loss on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring			2
Gain (Loss) on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring, Net	0				0
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(80)		(12)
Derivative Asset, Fair Value, Amount Offset Against Collateral	(56)		108
Derivative Asset, Fair Value of Collateral	66		2
Derivative Asset	10		110
Other Liabilities, Noncurrent	382		615
Other Assets, Noncurrent	496		602
Accounts Receivable, Net, Current	1,715		1,897
Miscellaneous receivables	748		620
Other current assets	166		183
Derivative Liability, Fair Value, Gross Liability	93		36
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	(80)		(12)
Derivative Liability, Fair Value, Amount Offset Against Collateral	13		24
Derivative Liability, Fair Value of Collateral	0		0
Derivative Liability	13		24
Miscellaneous short-term accruals	812		685
Miscellaneous receivables [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	9		18
Derivative Asset, Collateral, Obligation to Return Cash, Offset	0		0
Derivative Asset, Fair Value, Amount Offset Against Collateral	9		18
Derivative Asset, Fair Value of Collateral	0		0
Derivative Asset	9		18
Non-derivative Balances	739		602
Trade Accounts Receivable [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	1		12
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(6)		(6)
Derivative Asset, Fair Value, Amount Offset Against Collateral	(5)		6
Derivative Asset, Fair Value of Collateral	5		0
Derivative Asset	0		6
Non-derivative Balances	1,715		1,891
Derivative Liability, Fair Value, Gross Liability	6		6
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	(6)		(6)
Derivative Liability, Fair Value, Amount Offset Against Collateral	0		0
Derivative Liability, Fair Value of Collateral	0		0
Derivative Liability	0		0
Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	14		74
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(65)		(6)
Derivative Asset, Fair Value, Amount Offset Against Collateral	(51)		68
Derivative Asset, Fair Value of Collateral	52		2
Derivative Asset	1		70
Non-derivative Balances	165		113
Derivative Liability, Fair Value, Gross Liability	65		6
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	(65)		(6)
Derivative Liability, Fair Value, Amount Offset Against Collateral	0		0
Derivative Liability, Fair Value of Collateral	0		0
Derivative Liability	0		0
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0		16
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(9)		0
Derivative Asset, Fair Value, Amount Offset Against Collateral	(9)		16
Derivative Asset, Fair Value of Collateral	9		0
Derivative Asset	0		16
Non-derivative Balances	496		586
Derivative Liability, Fair Value, Gross Liability	9
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	(9)
Derivative Liability, Fair Value, Amount Offset Against Collateral	0
Derivative Liability, Fair Value of Collateral	0
Derivative Liability	0
Other liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-derivative Balances	381		612
Derivative Liability, Fair Value, Gross Liability	1		3
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	0		0
Derivative Liability, Fair Value, Amount Offset Against Collateral	1		3
Derivative Liability, Fair Value of Collateral	0		0
Derivative Liability	1		3
Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-derivative Balances	800		664
Derivative Liability, Fair Value, Gross Liability	12		21
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	0		0
Derivative Liability, Fair Value, Amount Offset Against Collateral	12		21
Derivative Liability, Fair Value of Collateral	0		0
Derivative Liability	12		21
Foreign Exchange Contract [Member] | Miscellaneous receivables [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	3		6
Derivative Asset, Collateral, Obligation to Return Cash, Offset	0		0
Derivative Asset, Fair Value, Amount Offset Against Collateral	3		6
Derivative Asset, Fair Value of Collateral	0		0
Derivative Asset	3		6
Foreign Exchange Contract [Member] | Miscellaneous receivables [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	2		5
Derivative Asset, Collateral, Obligation to Return Cash, Offset	0		0
Derivative Asset, Fair Value, Amount Offset Against Collateral	2		5
Derivative Asset, Fair Value of Collateral	0		0
Derivative Asset	2		5
Foreign Exchange Contract [Member] | Other Current Liabilities [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	1		3
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	0		0
Derivative Liability, Fair Value, Amount Offset Against Collateral	1		3
Derivative Liability, Fair Value of Collateral	0		0
Derivative Liability	1		3
Foreign Exchange Contract [Member] | Other Current Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	7		4
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	0		0
Derivative Liability, Fair Value, Amount Offset Against Collateral	7		4
Derivative Liability, Fair Value of Collateral	0		0
Derivative Liability	7		4
Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Loss on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring			2
Gain (Loss) on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring, Net	0				0
Commodity Contract [Member] | Miscellaneous receivables [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	4		7
Derivative Asset, Collateral, Obligation to Return Cash, Offset	0		0
Derivative Asset, Fair Value, Amount Offset Against Collateral	4		7
Derivative Asset, Fair Value of Collateral	0		0
Derivative Asset	4		7
Commodity Contract [Member] | Trade Accounts Receivable [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	1	[1]	12	[1]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(6)	[1]	(6)	[1]
Derivative Asset, Fair Value, Amount Offset Against Collateral	(5)	[1]	6	[1]
Derivative Asset, Fair Value of Collateral	5	[1]	0	[1]
Derivative Asset	0	[1]	6	[1]
Derivative Liability, Fair Value, Gross Liability	6	[1]	6	[1]
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	(6)	[1]	(6)	[1]
Derivative Liability, Fair Value, Amount Offset Against Collateral	0	[1]	0	[1]
Derivative Liability, Fair Value of Collateral	0	[1]	0	[1]
Derivative Liability	0	[1]	0	[1]
Commodity Contract [Member] | Other current assets [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	9	[1]	70
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(61)	[1]	0
Derivative Asset, Fair Value, Amount Offset Against Collateral	(52)	[1]	70
Derivative Asset, Fair Value of Collateral	52	[1]	0
Derivative Asset	0	[1]	70
Derivative Liability, Fair Value, Gross Liability	61	[1]
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	(61)	[1]
Derivative Liability, Fair Value, Amount Offset Against Collateral	0	[1]
Derivative Liability, Fair Value of Collateral	0	[1]
Derivative Liability	0	[1]
Commodity Contract [Member] | Other current assets [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	5	[1]	4	[1]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(4)	[1]	(6)	[1]
Derivative Asset, Fair Value, Amount Offset Against Collateral	1	[1]	(2)	[1]
Derivative Asset, Fair Value of Collateral	0	[1]	2	[1]
Derivative Asset	1	[1]	0	[1]
Derivative Liability, Fair Value, Gross Liability	4	[1]	6	[1]
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	(4)	[1]	(6)	[1]
Derivative Liability, Fair Value, Amount Offset Against Collateral	0	[1]	0	[1]
Derivative Liability, Fair Value of Collateral	0	[1]	0	[1]
Derivative Liability	0	[1]	0	[1]
Commodity Contract [Member] | Other Assets [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	[1]	16
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(9)	[1]	0
Derivative Asset, Fair Value, Amount Offset Against Collateral	(9)	[1]	16
Derivative Asset, Fair Value of Collateral	9	[1]	0
Derivative Asset	0	[1]	16
Derivative Liability, Fair Value, Gross Liability	9	[1]
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	(9)	[1]
Derivative Liability, Fair Value, Amount Offset Against Collateral	0	[1]
Derivative Liability, Fair Value of Collateral	0	[1]
Derivative Liability	0	[1]
Commodity Contract [Member] | Other liabilities [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	1		3
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	0		0
Derivative Liability, Fair Value, Amount Offset Against Collateral	1		3
Derivative Liability, Fair Value of Collateral	0		0
Derivative Liability	1		3
Commodity Contract [Member] | Other Current Liabilities [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	4		7
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	0		0
Derivative Liability, Fair Value, Amount Offset Against Collateral	4		7
Derivative Liability, Fair Value of Collateral	0		0
Derivative Liability	4		7
Commodity Contract [Member] | Other Current Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability			7
Derivative Liability, Collateral, Right to Reclaim Cash, Offset			0
Derivative Liability, Fair Value, Amount Offset Against Collateral			7
Derivative Liability, Fair Value of Collateral			0
Derivative Liability			$ 7

[1]	As allowed by the Derivatives and Hedging topic of the ASC, commodity derivative assets and liabilities have been offset by collateral subject to an enforceable master netting arrangement or similar arrangement. Therefore, these commodity contracts that are in an asset or liability position are included in asset accounts within the Statements of Consolidated Financial Position.